Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions
NOTE 21.
RELATED PARTY TRANSACTIONS
Compensation of Key Management Personnel
The remuneration of key management personnel is as follows:

	2022	2021
Salaries and other benefits	$6,132	$6,591
Equity-settled share-based compensation	441	5,554
Cash-settled share-based compensation	60,796	18,741
	$67,369	$30,886
Key management personnel are comprised of the directors and executive officers of the Corporation. Certain executive officers have entered into employment agreements with Precision that provide termination benefits of up to 24 months base salary plus up to two times targeted incentive compensation upon dismissal without cause.